Commitments (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	5,200,000
Other purchase commitments	0
Lonza Bioscience Singapore Pte Ltd | Manufacturing service agreement
Commitments [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	20,400,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 2,700,000